Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 28,006	$ 27,064
Accrued and other liabilities	28,741	29,211
Accounts payable and accrued liabilities	$ 56,747	$ 56,275